Note 4 - Capital Lease: Future Minimum Lease Payments for Capital Leases (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Disclosure Text Block [Abstract]
2019 (3 months)	$ 178,484
2020	820,107
2021	835,499
2022	851,352
2023	890,712
Thereafter	8,246,770
Total minimum lease payments	11,822,924
Less: Amount representing interest	(5,651,347)
Present value of minimum lease payments	6,171,577
Less: Current maturities of capital lease obligations	(135,996)
Long-term capital lease obligations	$ 6,035,581	$ 6,142,606	$ 3,771,321